Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Related party borrowing	$ 5,959,583	$ 5,429,440	$ 4,204,130
Zhida Hong [Member]
Related party borrowing	5,327,512	5,043,489	3,989,382
Bihua Yang [Member]
Related party borrowing	167,095
Zhongpeng Chen [Member]
Related party borrowing	167,262	160,427	169,235
Dewu Huang [Member]
Related party borrowing	135,630	81,287
Jinlong Huang [Member]
Related party borrowing	$ 162,084	$ 144,237	$ 45,513